Revenue and segmental information (Details Narrative) - Integer	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Number of reportable segment	6
Percentage of revenue	26.00%
Number of major customer	1	2	1
Mining rights [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	90.00%